Shareholder Report, Average Annual Return (Details)	11 Months Ended	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
SWP Growth & Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SWP Growth & Income ETF NAV
Average Annual Return, Percent	11.48%
FT Wilshire 5000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index Total Return
Average Annual Return, Percent	14.08%
S&P 500 Dividend Aristocrats Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Dividend Aristocrats Total Return Index
Average Annual Return, Percent	0.72%